Cost and Expenses by Nature	12 Months Ended
Dec. 31, 2019
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Cost and Expenses by Nature
NOTE 23.	COST AND EXPENSES BY NATURE
Cost and expenses by nature for each of the years ended December 31, 2019, 2018 and 2017, was as follows:

	2019		2018		2017
Purchases	Ps.	600,657,759	Ps.	756,867,203	Ps.	581,355,161
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets		145,159,657		153,382,040		156,704,513
Net periodic cost of employee benefits		116,176,949		114,621,614		108,073,075
Personnel services		101,252,318		104,284,007		94,470,130
Unsuccessful wells		76,279,192		15,443,086		6,164,624
Exploration and Extraction Hydrocarbons Duty and taxes		67,106,181		88,145,519		63,900,374
Maintenance		65,640,388		48,562,536		48,011,036
Raw materials and spare parts		22,729,422		16,850,075		19,165,103
Auxiliary services with third-parties		19,492,638		23,675,019		21,924,327
Exploration expenses		12,764,473		13,048,078		6,562,463
Other operation taxes and duties		10,942,558		12,248,474		9,900,726
Other operating costs and expenses		12,711,674		16,672,534		1,755,170
Integrated Contracts		9,947,983		8,015,606		15,378,544
Insurance		5,821,020		5,647,101		4,948,610
Losses from fuels subtraction (1)		4,644,846		39,439,107		22,945,447
Freight		3,197,421		3,525,843		10,317,132
Inventory variations		1,063,678		(62,237,591)		(25,542,431)

Total cost of sales and general expenses	Ps.	1,275,588,157	Ps.	1,358,190,251	Ps.	1,146,034,004

(1)
In accordance with Resolution RES / 179/2017, issued by the ERC, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.

Pemex Logistics is responsible for distributing hydrocarbons through the pipelines, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.